Regulatory Matters (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Kinder Morgan Interstate Gas Transmission Pipeline - Franklin to Hastings Expansion Project [Abstract]
Dekatherms of capacity requested in filing	10,000
Estimated total cost to complete the Franklin to Hastings expansion project	$ 18.4
FERC Natural Gas Fuel Tracker Proceedings - Trailblazer Pipeline Company [Abstract]
EFAP rate implemented by Trailblazer	0.0814
EFAP rate later approved by FERC	0.0869
Expense recognized as a result of FERC approved EFAP	13.1
EFAP rate Trailblazer has filed a request for	4.78%
FERC Natural Gas Fuel Tracker Proceedings Rockies Express Pipeline [Abstract]
Expense recorded resulting from adjustment to its fuel tracker receivable	$ 8.2